THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295
December 30, 2009
VIA EDGAR CORRESPONDENCE
Mary A. Cole, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW, 5-6
Washington, DC 20549
     Re: YieldQuest Funds Trust; SEC File Nos. 811-21771 and 333-125172
Dear Ms. Cole:
     On behalf of YieldQuest Funds Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 10 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.
     PEA No. 10 includes the new summary prospectus for each series of the Trust. Our changes have been marked for your ease of review. We plan to file the annual updated financial highlights, performance information and legal and accountants’ consents by subsequent amendment.
     Please contact me at (314) 552-6295 with any comments you may have. We appreciate your advice and assistance.

Sincerely, THOMPSON COBURN LLP
/s/ Dee Anne Sjögren
By: Dee Anne Sjögren